INVESTMENTS (Summary of Available-for-Sale Securities) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 49,522	$ 48,527
Gross Unrealized Gain	10,120	$ 10,508
Gross Unrealized losses	(3,615)
Fair Value	56,027	$ 59,035
Color Life Service Group [Member] | Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	13,583	13,583
Gross Unrealized Gain	$ 10,120	$ 10,508
Gross Unrealized losses
Fair Value	$ 23,703	$ 24,091
Hopefluent Group Holdings Limited [Member] | Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 34,944	$ 34,944
Gross Unrealized Gain
Gross Unrealized losses	$ (3,605)
Fair Value	31,339	$ 34,944
Yirendai Ltd [Member] | Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 995
Gross Unrealized Gain
Gross Unrealized losses	$ (10)
Fair Value	$ 985